PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid deposits	¥ 13,955		¥ 16,952
Prepaid professional fee	13,707		2,436
Inventories	10,475		9,363
Prepaid value-added tax	4,898		1,594
Prepaid advertising expenses	4,815		2,043
Prepaid rental expenses	2,230		6,750
Employee imprest loan	1,773
Advance to suppliers			14,325
Others	2,752		4,300
Total prepaid expenses and other current assets	54,605		57,763
Less: allowance for credit losses	(49,707)		(378)	¥ (378)
Prepaid expenses and other current assets, net	¥ 4,898	$ 671	¥ 57,385